Commitments and Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rental expense, net of sublease income	$ 51	$ 45	$ 69
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Future minimum lease obligations for 2014	89
Future minimum lease obligations for 2015	64
Future minimum lease obligations for 2016	49
Future minimum lease obligations for 2017	38
Future minimum lease obligations for 2018	30
Future minimum lease obligations, beyond 2018	175
Purchase Obligation, Fiscal Year Maturity [Abstract]
Total payments expected under purchase arrangements	24
Total payments expected in 2014	18
Total payments expected in 2015	4
Total payments expected in 2016	2
Contractual Obligation	485
Accrued portion of the amount of indemnification under agreements	$ 0